Average Annual Total Returns (Vanguard High-Yield Corporate Fund Participant:)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. Corporate High Yield Bond Index Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Admiral Shares 2/1/2014 - 1/31/2015	High-Yield Corporate Composite Index Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%	2.45%	3.34%
Five Years	8.64%	9.03%	8.47%
Ten Years	6.59%	7.74%	none